Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 79,317	$ 73,201
Accounts receivable, net	113,454	98,799
Unbilled revenue	126,840	76,347
Service inventories, net	91,764	78,841
Prepaid assets	9,412	9,590
Retention withholdings	49,671	40,970
Other receivables	14,923	14,019
Other current assets	5,158	11,442
Total current assets	490,539	403,209
Non-current assets
Property, plant and equipment, net	458,161	419,307
Intangible assets, net	119,206	122,714
Goodwill	595,706	574,764
Other assets	1,278	2,370
Total assets	1,664,890	1,522,364
Liabilities
Accounts payable	123,213	65,704
Accrued expenses	49,393	69,137
Current installments of long-term debt	46,372	15,000
Short-term borrowings	39,781	37,963
Income taxes payable	9,138	7,542
Other taxes payable	9,067	7,189
Other current liabilities	53,272	25,601
Total current liabilities	330,236	228,136
Long-term debt	335,457	330,564
Deferred tax liabilities	24,090	26,217
Employee benefit liabilities	18,900	16,745
Other liabilities	43,976	34,230
Total liabilities	752,659	635,892
Commitments and contingencies (Note 14)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at June 30, 2020 and December 31, 2019, respectively
Common stock, no par value; unlimited shares authorized; 87,495,221 and 87,187,289 shares issued and outstanding at June 30, 2020 and December 31, 2019, respectively	801,545	801,545
Additional paid in capital	20,999	17,237
Retained earnings	89,564	67,661
Accumulated other comprehensive income	64	29
Total shareholders’ equity	912,172	886,472
Non-controlling interests	59
Total equity	912,231	886,472
Total liabilities and equity	$ 1,664,890	$ 1,522,364